BORROWINGS - Short-Term Debt (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Short-term debt disclosures
Long-term debt - current maturities	$ 5,214	$ 6,239
Total short-term debt	6,987	7,513
Commercial paper
Short-term debt disclosures
Short-term debt	$ 1,496	$ 899
Weighted-average interest rates for short-term debt (as a percent)	1.50%	0.70%
Short-term loans
Short-term debt disclosures
Short-term debt	$ 276	$ 375
Weighted-average interest rates for short-term debt (as a percent)	8.80%	9.50%